Shareholders' Equity (Tables)	9 Months Ended
Sep. 30, 2021
Stockholders' Equity Note [Abstract]
Summary of company's share option activity
	Number of shares upon exercise	Weighted average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding as of January 1, 2021	686,456	$18.66	6.87	$48,375
Granted	5,005	125.25	-	-
Exercised	(217,547)	19.04	-	11,951
Forfeited	(21,935)	19.12	-	-

Outstanding as of September 30, 2021	451,979	$19.60	6.08	$56,296

Exercisable at end of period	296,525	$15.32	5.38	$38,203

Summary of the RSUs activity
Nine months ended
September 30, 2021

Unvested as of January 1, 2021	834,321
Granted	242,685
Vested	(271,164)
Forfeited	(71,884)
Unvested as of September 30, 2021	733,958

Schedule of share based compensation expense
	Nine months ended September 30,
	2021	2020

Cost of products	$1,000	$772
Cost of services	750	568
Research and development, net	1,810	1,243
Sales and marketing	3,651	2,150
General and administrative	3,758	2,577

Total share-based compensation expense	$10,969	$7,310